Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Policy charges	$ 2,361	$ 2,216	$ 2,065
Premiums	642	786	831
Net investment income	2,139	1,982	1,900
Net realized investment (losses) gains, including other-than-temporary impairment losses	(111)	82	(1,078)
Other revenues	8	14	11
Total revenues	5,039	5,080	3,729
Benefits and expenses
Interest credited to policyholder account values	1,406	1,078	1,096
Benefits and claims	1,298	1,662	1,502
Amortization of deferred policy acquisition costs	433	68	207
Other expenses, net of deferrals	998	1,044	1,055
Total benefits and expenses	4,135	3,852	3,860
Income (loss) before federal income taxes and noncontrolling interests	904	1,228	(131)
Federal income tax expense (benefit)	126	293	(147)
Net income	778	935	16
Loss attributable to noncontrolling interests, net of tax	(91)	(96)	(94)
Net income attributable to Nationwide Life Insurance Company	$ 869	$ 1,031	$ 110